Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Fair value of the identifiable assets and assumed liabilities acquired

In millions of U.S. dollars	Fair value recognized on acquisition
Technology	13
Goodwill	1
In-process R&D	5
Total identifiable net assets at fair value	19

Purchase consideration	19

Consideration transferred to acquire Veredus and the amounts of the identified assets acquired and liabilities assumed at the acquisition date

In millions of U.S. dollars
Fair value of consideration transferred:
Cash consideration paid to Veredus’ founders	7
Fair value of the Company’s investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
In-Process R&D	12
Patents and Intellectual Property	3
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15

Goodwill	10